Equity-Based Compensation - Class P Units Activity (Details) - Class P Units - $ / shares		9 Months Ended		12 Months Ended
	Jun. 08, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Shares
Beginning balance (in shares)		16,893,603	5,716,467	5,716,467
Effect of Reorganization Transactions and IPO (in shares)	(1,950,930)	(1,950,930)	0
Granted (in shares)		642,500	10,831,275
Vested (in shares)		(5,078,777)	0
Forfeited (in shares)		(430,965)	(1,571,151)
Ending balance (in shares)		10,075,431	14,976,591	16,893,603
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 6.19
Effect of Reorganization Transactions and IPO (in dollars per share)		7.01
Granted (in dollars per share)		21.00
Vested (in dollars per share)		5.27
Forfeited (in dollars per share)		6.56
Ending balance (in dollars per share)		$ 6.62		$ 6.19